OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 131	$ 156
Current deposits from Pascua Lama	0	253
Current deposits from Pueblo Viejo	47	75
Share-based payments (note 34b)	67	48
Other	61	90
Other current liabilities	$ 306	$ 622